OTHER LONG TERMS LIABILITIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
OTHER LONG-TERMS LIABILITIES
NOTE 8   -      OTHER LONG TERMS LIABILITIES

A.	Royalties:

(1)
The Company is committed to pay royalties to the Government of Israel based on proceeds from sales of products in the research and development of which the Government participates by way of grants.  At the time the grants were received, successful development of the related projects was not assured.

In the case of failure of a project that was partly financed as above, the Company is not obligated to pay any such royalties.

Under the terms of the Company’s funding from the Israeli Government, royalties of 3%-5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked); as from January 1, 2001 - with the addition of an annual interest rate based on Libor.

(2)
The Company is committed to pay royalties to the Government of Israel in respect of marketing expenses in which the Government participated by way of grants.  At the time the grants were received, successful development of the related projects was not assured.  In the case of failure of a project that was partly financed as above, the Company is not obligated to pay any such royalties.  The royalties are payable at the rate of 4% of the increase in export sales, up to the amount of the dollar-linked grant received.  No royalties were paid in the reported years to the Government of Israel.

On November 7, 2007, the Company received a letter from the Ministry of Trade, Industry and Labor - Fund for the Encouragement of Marketing Abroad (the “Fund”), claiming that it had failed to pay royalties to the Fund since 1999 in the aggregate amount of $480 thousands. On November 21, 2007, the Company sent a letter to the Fund in which it stated that the Fund had not requested any of these royalties for many years despite the Company's written request to clarify the issue. In its letter the Company stated that a material amount of the royalties could no longer be claimed due to the operation of the statute of limitations and that in any event the Fund may be estopped from making at least part of the claims as a result of its non-response to the Company's inquiry. On December 18, 2007, the Company met with representatives of the Fund to discuss the issue. The Company have yet to receive a response to the meeting. The Company recorded an allowance of $ 90 thousands on acount of this claim.

On March 3, 2013, the Company received an email notification which was sent on behalf of the Ministry stating that the Company had received funding from the Fund in the past and requesting information relating to the Company's export revenues. The Company has not responded.

The maximum royalty amount payable the Company expects to pay to the Government of Israel under 1 and 2 above ,at December 31, 2016 is approximately $215 thousands.

In January 2011 the Company signed an agreement with the office of the Chief  scientist of to repay the Copmany debt during the next ten years with monthly installment of $9.4 thousands (36 thousands NIS) per month.

B.	Lease commitments

(1)	The premises occupied by the Company and certain subsidiaries are rented under various operating lease agreements. The lease agreements for the premises expire in 2021.

To secure the amounts due to the lessor, the Company has deposited a total of $ 28 thousands.

Minimum lease commitments of the Company and the subsidiaries under the above leases, at rates in effect as of December 31, 2016, are as follows:

$ in thousands
Year ending December 31:
2017	105
2018	95
2019	95
295

The rental payments for the premises in Israel, which constitute most of the above amounts, are payable in Israeli currency linked to the US Dollar.

Rental expenses totaled $87 thousands, $86 thousands, and $92 thousands in the years ended December 31, 2016, 2015 and 2014, respectively.

(2)	The Company leases motor vehicles under long-term operating lease agreements. The lease agreements expire on various dates ending in 2016 - 2018 (with prior notice of cancellation clauses).

Minimum lease commitments of the Company under the above leases, at rates in effect on December 31, 2016, are as follows:

$ in thousands

2016	68
2017	36
2018	9
113

To secure the amounts due to the lessor, the Company has deposited a total of $ 8 thousand. The deposits are unlinked and presented among other long-term receivables.

Lease expenses in 2016, 2015 and 2014, amounted to $94 thousands, $102 thousands and $98 thousands respectively.

C.	Guarantees

As of December 31, 2016, the Company gave $83 thousands guarantees to its customers.